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ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares				Fair Value
	PRIVATE INVESTMENT FUNDS — 7.6%
	BUSINESS DEVELOPMENT COMPANIES – 3.7%
107,794	HMS Income Fund Inc(a)			$ 820,154

	PRIVATE INVESTMENT FUNDS – 3.9%
36,635	WALTON KIMBERLIN HEIGHTS LP(a)			304,804
10,752	Walton Sherwood Acres(a)			53,007
19,855	Walton US LAND 2 LP(a)			132,036
37,655	Walton US Land Fund 3 LP(a)			244,381
10,752	Walton US Land Fund REIT(a)			138,378
				872,606

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $2,043,651)			1,692,760

Shares				Fair Value
	REITS — 21.3%
	NON-LISTED REIT - 21.3%
106,383	American Healthcare REIT(a)			1,309,671
103,002	Griffin Capital Essential Asset II(a)			937,318
170,164	Hines Global REIT, Inc.(a)			112,308
125,573	Strategic Storage Trust, Inc.(a)			2,387,332
	TOTAL REITS (Cost $4,786,435)			4,746,629

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	STRUCTURED NOTES — 55.5%
750,000	BNP Paribas S.A. Callable Structured Note(b)	32.8000	10/11/22	745,575
500,000	GS Finance Corporation Callable Structured Note (b)	27.0000	07/08/22	502,450
500,000	GS Finance Corporation Callable Structured Note (b)	26.7500	10/12/22	504,100
500,000	GS Finance Corporation Callable Structured Note (b)	19.7500	10/25/22	382,700
500,000	GS Finance Corporation Callable Structured Note (b)	20.4500	11/28/22	493,850
500,000	GS Finance Corporation Callable Structured Note (b)	26.1000	01/18/23	479,250
500,000	GS Finance Corporation Callable Structured Note (b)	21.2500	01/27/23	528,250
500,000	GS Finance Corporation Callable Structured Note (b)	22.0000	03/20/23	507,650
500,000	GS Finance Corporation Callable Structured Note (b)	38.2500	04/11/23	487,500
500,000	GS Finance Corporation Callable Structured Note (b)	20.7500	06/21/23	522,350

ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	STRUCTURED NOTES — 55.5% (Continued)
500,000	HSBC USA, Inc. Callable Structured Note (b)	25.6500	01/10/23	$ 416,650
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)	18.0000	02/16/23	421,550
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)	28.5000	03/03/23	504,300
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)	24.0000	06/12/23	509,950
500,000	Morgan Stanley Finance, LLC Callable Structured Note (b)	18.2500	02/28/23	509,750
500,000	Morgan Stanley Finance, LLC Callable Structured Note (b)	22.5000	05/26/23	497,400
500,000	Royal Bank of Canada Callable Structured Note (b)	19.0000	02/21/23	516,800
500,000	Royal Bank of Canada Callable Structured Note (b)	17.0000	03/28/23	498,350
500,000	Societe Generale S.A. Callable Structured Note (b)	21.5000	02/06/23	461,200
500,000	Societe Generale S.A. Callable Structured Note (b)	22.0000	03/15/23	505,500
500,000	Toronto-Dominion Bank Callable Structured Note (b)	23.2000	03/24/23	473,900
500,000	Toronto-Dominion Bank Callable Structured Note (b)	23.3700	06/26/23	498,500
500,000	UBS A.G. Callable Structured Note (b)	21.5000	07/18/22	467,050
500,000	UBS A.G. Callable Structured Note (b)	30.0000	02/02/23	485,750
500,000	UBS A.G. Callable Structured Note (b)	27.7500	04/17/23	483,800
	TOTAL STRUCTURED NOTES (Cost $12,750,000)			12,404,125

Shares				Fair Value
	SHORT-TERM INVESTMENT — 15.5%
	MONEY MARKET FUND - 15.5%
3,471,582	First American Government Obligations Fund, Class X, 0.18% (Cost $3,471,582)(c)			3,471,582

	TOTAL INVESTMENTS - 99.9% (Cost $23,051,668)			$ 22,315,096
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			18,417
	NET ASSETS - 100.0%			$ 22,333,513

LLC	- Limited Liability Company
LP	- Limited Partnership
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Fixed contingent rate security.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.